Accounts Receivable, Net (Details) - Schedule of Accounts Receivable Net - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 53,880,520	¥ 106,581,267
Allowance for doubtful accounts	(36,707,499)	(1,806,001)
Accounts receivable, net	¥ 17,173,021	¥ 104,775,266